DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	Credit Facility	Revolving Facility	Fresnillo obligation	Total
	note 13(a)	note 13(b)	note 13(c)
At December 31, 2023
Current	$—	$—	$—	$—
Non-current	—	88,350	—	88,350
Total	$—	$88,350	$—	$88,350

At December 31, 2022
Current	$22,200	$—	$22,800	$45,000
Non-current	100,795	—	—	100,795
Total	$122,995	$—	$22,800	$145,795

Credit Facility
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	Year ended December 31
	2023	2022
At January 1	$122,995	$—
Advances received during the year	—	130,000
Transaction costs paid, accreted over the life	—	(1,866)
Interest expensed during the year (note 7(a))	6,030	4,903
Accretion during the year (note 7(b))	369	387
Interest paid during the year	(6,030)	(4,879)
Principal repayments during the year	(11,100)	(5,550)
Converted from Credit Facility to Revolving Facility (note (b))	(113,350)	—
Unamortized transaction costs expensed upon conversion to Revolving Facility	1,086	—
At December 31	$—	$122,995

Current	$—	$22,200
Non-current	—	100,795
At December 31	$—	$122,995

Revolving facility
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	Year ended December 31
	2023	2022
At January 1	$—	$—
Converted from Credit Facility to Revolving Facility (note (a))	113,350	—
Interest expensed during the year (note 7(a))	2,736	—
Interest paid during the year	(2,736)	—
Principal repayments during the year	(25,000)	—
At December 31	$88,350	$—

Current	$—	$—
Non-current	88,350	—
At December 31	$88,350	$—

Fresnillo obligation
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	Year ended December 31
	2023	2022
At January 1	$22,800	$37,800
Interest capitalized during the year	—	473
Interest expensed during the year (note 7(a))	1,064	1,383
Interest paid during the year	(1,064)	(1,856)
Principal repayments during the year	(22,800)	(15,000)
At December 31	$—	$22,800

Current	$—	$22,800
Non-current	—	—
At December 31	$—	$22,800